Employee Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Benefits [Abstract]
Company matching contribution to defined contribution plans, percentage of employee contribution	100.00%
Company's matching contribution as percentage of employee salary, maximum	3.00%
Company's matching contribution vesting percentage, per year	20.00%
Company's contribution to defined contribution benefit plans	$ 1.3	$ 0.7	$ 0.6